STATEMENT OF STOCKHOLDERS' (DEFICIT) EQUITY (USD $) In Thousands, except Share data	Total	Private Placement [Member]	Common Stock	Common Stock Private Placement [Member]	Additional Paid-in Capital	Additional Paid-in Capital Private Placement [Member]	Common Stock Subscribed	Deficit Accumulated During the Development Stage	Deficit Accumulated During the Development Stage Private Placement [Member]	Founders Common Stock	Founders Additional Paid-in Capital	Founders Common Stock Subscribed	Founders Deficit Accumulated During the Development Stage	Shares issued for services	Shares issued for services Common Stock	Shares issued for services Additional Paid-in Capital	Shares issued for services Common Stock Subscribed	Shares issued for services Deficit Accumulated During the Development Stage	Placement fees	Placement fees Common Stock	Placement fees Additional Paid-in Capital	Placement fees Common Stock Subscribed	Placement fees Deficit Accumulated During the Development Stage	Accrued Consulting Fees	Accrued Consulting Fees Common Stock	Accrued Consulting Fees Additional Paid-in Capital	Accrued Consulting Fees Common Stock Subscribed	Accrued Consulting Fees Deficit Accumulated During the Development Stage	Payment of consulting fees	Payment of consulting fees Common Stock	Payment of consulting fees Additional Paid-in Capital	Payment of consulting fees Common Stock Subscribed	Payment of consulting fees Deficit Accumulated During the Development Stage	Warrants 1.65	Warrants 1.65 Common Stock	Warrants 1.65 Additional Paid-in Capital	Warrants 1.65 Common Stock Subscribed	Warrants 1.65 Deficit Accumulated During the Development Stage	Warrants 2.00	Warrants 2.00 Common Stock	Warrants 2.00 Additional Paid-in Capital	Warrants 2.00 Common Stock Subscribed	Warrants 2.00 Deficit Accumulated During the Development Stage	Warrants 1.80	Warrants 1.80 Common Stock	Warrants 1.80 Additional Paid-in Capital	Warrants 1.80 Common Stock Subscribed	Warrants 1.80 Deficit Accumulated During the Development Stage	Warrants 1.773	Warrants 1.773 Common Stock	Warrants 1.773 Additional Paid-in Capital	Warrants 1.773 Common Stock Subscribed	Warrants 1.773 Deficit Accumulated During the Development Stage	Warrants 2.20	Warrants 2.20 Common Stock	Warrants 2.20 Additional Paid-in Capital	Warrants 2.20 Common Stock Subscribed	Warrants 2.20 Deficit Accumulated During the Development Stage	Warrants 1.50	Warrants 1.50 Common Stock	Warrants 1.50 Additional Paid-in Capital	Warrants 1.50 Common Stock Subscribed	Warrants 1.50 Deficit Accumulated During the Development Stage	Warrants 0.80	Warrants 0.80 Common Stock	Warrants 0.80 Additional Paid-in Capital	Warrants 0.80 Deficit Accumulated During the Development Stage
Balance at Nov. 20, 2003	$ 0		$ 0		$ 0		$ 0	$ 0
Balance (in shares) at Nov. 20, 2003			0
Contributed services	120		0		120		0	0
Common stock issued	0									1	(1)	0	0
Common stock issued (in shares)										6,100,000
Net loss	(125)		0		0		0	(125)
Balance at Dec. 31, 2003	(5)		1		119		0	(125)
Balance (in shares) at Dec. 31, 2003			6,100,000
Contributed services	193		0		193		0	0
Stock-based compensation	24		0		24		0	0
Net loss	(254)		0		0		0	(254)
Balance at Dec. 31, 2004	(42)		1		336		0	(379)
Balance (in shares) at Dec. 31, 2004			6,100,000
Contributed services	48		0		48		0	0
Stock-based compensation	24		0		24		0	0
Net loss	(127)		0		0		0	(127)
Balance at Dec. 31, 2005	(97)		1		408		0	(506)
Balance (in shares) at Dec. 31, 2005			6,100,000
Contributed services	144		0		144		0	0
Stock-based compensation	42		0		42		0	0
Net loss	(245)		0		0		0	(245)
Balance at Dec. 31, 2006	(156)		1		594		0	(751)
Balance (in shares) at Dec. 31, 2006			6,100,000
Exercise of options for cash	3		0		3		0	0
Exercise of options for cash (in shares)			900,000
Contributed services	220		0		220		0	0
Stock-based compensation	24		0		24		0	0
Common stock issued	650		0		650		0	0						367	0	367	0	0
Common stock issued (in shares)			1,300,000												735,000
Net loss	(691)		0		0		0	(691)
Balance at Dec. 31, 2007	417		1		1,858		0	(1,442)
Balance (in shares) at Dec. 31, 2007			9,035,000
Exercise of options for cash	500		0		500		0	0
Exercise of options for cash (in shares)			1,000,000
Contributed services	50		0		50		0	0
Stock-based compensation	314		0		314		0	0
Common stock issued	2,320		0		2,320		0	0						50	0	50	0	0
Common stock issued (in shares)			2,320,000												100,000
Issuance cost of sales of common stock and warrants	(206)		0		(206)		0	0
Shares issued for accrued interest	16		0		16		0	0
Shares issued for accrued interest (in shares)			31,718
Beneficial conversion feature of convertible debt	20		0		20		0	0
Net loss	(3,326)		0		0		0	(3,326)
Balance at Dec. 31, 2008	155		1		4,922		0	(4,768)
Balance (in shares) at Dec. 31, 2008			12,486,718
Cumulative effect of change in accounting principle	(734)		0		(444)		0	(290)
Warrants issued for extension of debt maturities	52		0		52		0	0
Stock-based compensation	1,531		0		1,531		0	0
Common stock and warrants issued upon conversion of note and accrued interest	174		0		174		0	0
Common stock and warrants issued upon conversion of note and accrued interest (in shares)			174,165
Common stock issued														104	0	104	0	0	0	0	0	0	0																																				3,798	1	3,797	0	0
Common stock issued (in shares)															86,875					53,334																																								2,665,354
Net loss	(5,134)		0		0		0	(5,134)
Balance at Dec. 31, 2009	(54)		2		10,136		0	(10,192)
Balance (in shares) at Dec. 31, 2009			15,466,446
Reclassification of derivative liability upon exercise of warrants	86		0		86		0	0
Common stock and warrants issued																			0	0	0	0	0
Common stock and warrants issued (in shares)																				43,632
Stock-based compensation	1,165		0		1,165		0	0
Common stock and warrants subscribed	612		0		0		612	0
Common stock issued as payment for patents and license	47		0		47		0	0
Common stock issued as payment for patents and license (in shares)			20,000
Salaries paid with common stock	100		0		100		0	0
Salaries paid with common stock (in shares)			43,479
Exercise of options and warrants	125		0		125		0	0
Exercise of options and warrants (in shares)			150,001
Common stock issued																																		806	0	806	0	0	2,656	0	2,656	0	0
Common stock issued (in shares)																																			533,407					1,347,500
Net loss	(4,257)		0		0		0	(4,257)
Balance at Dec. 31, 2010	1,286		2		15,121		612	(14,449)
Balance (in shares) at Dec. 31, 2010			17,604,465
Stock-based compensation	1,290		0		1,290		0	0
Common stock and warrants issued																			0	0	0	0	0	60	0	60	0	0	533	0	533	0	0
Common stock and warrants issued (in shares)																				61,498					33,334					152,895
Common stock issued																																		2,250	0	2,250	0	0						3,423	0	4,035	(612)	0
Common stock issued (in shares)																																			1,363,622										2,241,605
Issuance cost of sales of common stock and warrants	(74)		0		(74)		0	0
Net loss	(5,714)		0		0		0	(5,714)
Balance at Dec. 31, 2011	3,054		2		23,215		0	(20,163)
Balance (in shares) at Dec. 31, 2011			21,457,419
Reclassification of derivative liability upon exercise of warrants	608		0		608		0	0
Common stock and warrants issued																													674	0	674	0	0
Common stock and warrants issued (in shares)																														0
Exercise of options for cash (in shares)	70,000
Stock-based compensation	513		0		513		0	0
Exercise of options and warrants	691		0		691		0	0
Exercise of options and warrants (in shares)			544,639
Common stock issued																																																						652	0	652	0	0
Common stock issued (in shares)																																																							296,366
Net loss	(6,920)		0		0		0	(6,920)
Balance at Dec. 31, 2012	(728)		2		26,353		0	(27,083)
Balance (in shares) at Dec. 31, 2012			22,298,424
Reclassification of derivative liability upon exercise of warrants	80		0		80		0	0
Exercise of options for cash (in shares)	0
Stock-based compensation	1,254		0		1,254		0	0
Exercise of options and warrants	404		0		404		0	0
Exercise of options and warrants (in shares)			863,392
Common stock issued																																																	1,217	0	1,217	0	0						5,000	1	4,999	0	0
Common stock issued (in shares)																																																		757,794										3,333,356
Issuance cost of sales of common stock and warrants	(665)		0		(665)		0	0
Net loss	(5,302)		0		0		0	(5,302)
Balance at Dec. 31, 2013	1,260		3		33,642		0	(32,385)
Balance (in shares) at Dec. 31, 2013			27,252,966
Reclassification of derivative liability upon exercise of warrants	0
Exercise of options for cash (in shares)	0
Stock-based compensation	1,196		0		1,196			0
Common stock and warrants issued																													423	0	423		0
Common stock and warrants issued (in shares)																														353,498
Common stock issued		773		0		773			0																																																							3,331	0	3,331	0
Common stock issued (in shares)				966,250																																																													4,163,961
Issuance cost of sales of common stock and warrants	(327)		0		(327)			0
Net loss	(5,338)		0		0			(5,338)
Balance at Sep. 30, 2014	$ 1,318		$ 3		$ 39,038			$ (37,723)
Balance (in shares) at Sep. 30, 2014			32,736,675